Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Voya Separate Portfolios Trust
Prospectus Date		rr_ProspectusDate	Jul. 31, 2015
Class R6 Shares | Voya Investment Grade Credit Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Voya Investment Grade Credit Fund
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return. Total return is a combination of income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund's performance.

			During the most recent fiscal year, the Fund's portfolio turnover rate was 436% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	436.00%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in investment-grade fixed-income securities. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Investment-grade fixed-income securities are securities rated at least BBB- by Standard & Poor's Ratings Services, or Baa3 by Moody's Investors Service, Inc., or BBB- by Fitch Ratings, or have an equivalent rating by a Nationally Recognized Statistical Rating Organization ("NRSRO"), or are deemed by the sub-adviser ("Sub-Adviser") to be of comparable quality if unrated. The Fund may concentrate its portfolio investments in any one industry or group of industries under certain circumstances. Generally, the Fund will not invest in a security if, after the investment, more than 25% of its total assets would be invested in any one industry or group of industries, provided that the Fund may invest between 25% and 35% of its total assets (or such other percentage to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act")) in the securities of any one industry group or group of industries, if at the time of investment, that industry or group of industries represents 20% or more of the Fund's primary benchmark index. The Fund's primary benchmark index is the Barclays U.S. Corporate Index. As of June 30, 2015, the primary benchmark index was concentrated in the banking industry and the Fund may concentrate in the banking industry.

The securities that the Fund may invest in include, but are not limited to, the following:

  fixed-income securities issued by U.S. and foreign entities that are denominated in U.S. or foreign currencies, including, but not limited to, collateralized debt obligations, collateralized loan obligations, convertible bonds, collateralized mortgage obligations and U.S. and foreign mortgage-backed and asset-backed fixed-income securities;

  debt obligations that are denominated in U.S. or foreign currencies and issued or guaranteed by the U.S. government and foreign governments and their agencies and instrumentalities;

  preferred stocks;

  money market instruments; and

  municipal bonds.

Generally, the Sub-Adviser maintains a dollar-weighted average duration between three and ten years for the Fund. Duration is the most commonly used measure of risk in a fixed-income investment as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.

The Fund may also invest up to 10% of its assets in high-yield (high risk) debt instruments, commonly referred to as "junk bonds." High-yield debt instruments are debt securities that, at the time of purchase, are not investment-grade fixed-income securities as defined above. The high-yield bonds purchased by the Fund will be rated at least B- by Standard & Poor's Ratings Services, or B3 by Moody's Investors Service, Inc., or B- by Fitch Ratings, have an equivalent rating by an NRSRO, or are determined by the Sub-Adviser to be of comparable quality if unrated.

The Fund may invest in real estate securities including real estate investment trusts.

The Fund may also engage in dollar roll transactions, repurchase agreements and reverse repurchase agreements, options, futures and forward contracts involving securities, securities indices, foreign currencies, interest rates, and swap agreements, including credit default swaps. The Fund typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Fund.

The Sub-Adviser believes that relationships between the drivers of fixed income returns change over time and that recognizing this is key to managing of fixed income assets. Therefore, the Sub-Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process - sector allocation, security selection, duration and yield curve management. This includes leveraging proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder ("1940 Act").

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

			The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call    During periods of falling interest rates, a bond issuer may "call" or repay its high-yielding bond before the bond's maturity date. To the extent that such unanticipated proceeds are received by the Fund, there is a risk that such proceeds will be invested at lower interest rates, higher credit risks, or other less favorable characteristics.

Company    The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration    As a result of the Fund "concentrating," as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities    Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit    Prices of bonds and other debt instruments can fall if the issuer's actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities whose ratings are considered below investment-grade and are classified as "junk bonds") have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Credit Default Swaps The Fund may enter into credit default swaps, either as a buyer or a seller of the swap. As a buyer of the swap, the Fund pays a fee to protect against the risk that a security held by the Fund will default. As a seller of the swap, the Fund receives payment(s) in return for its obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free.

Currency    To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Foreign Investments    Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

High-Yield Securities    Investments rated below investment-grade (or of similar quality if unrated) are known as "high-yield securities" or "junk bonds." High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Interest in Loans    The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate    With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this Prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For fixed-income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund's costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.

Investment Model    The manager's proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors. Funds that are actively managed, in whole or in part, according to a quantitative investment model can perform differently from the market as a whole based on the investment model and the factors used in the analysis, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the investment models (including, for example, data problems and/or software issues). There is no guarantee that the use of these investment models will result in effective investment decisions for the Fund.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market    Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to Fund costs and impair the ability of the Fund to achieve its investment objectives.

Mortgage- and/or Asset-Backed Securities Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.

Municipal Obligations    The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. In addition, because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Real Estate Companies and Real Estate Investment Trusts ("REITs")    Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Repurchase Agreements     In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement.  However, the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss for the Fund. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

Securities Lending    Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt    These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

			An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. Because Class R6 shares of the Fund had not commenced operations as of the calendar year ended December 31, 2014, the following bar chart shows the changes in the Fund's Class SMA shares' performance from year to year, and the table compares the Fund's Class SMA shares' performance to the performance of a broad-based securities market index/indices for the same period. Class R6 shares and Class SMA shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class R6 shares’ performance would be lower than Class SMA shares’ performance because of the lower expenses paid by Class SMA shares. The Fund's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund's Class SMA shares. The Fund's past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.voyainvestments.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	the following bar chart shows the changes in the Fund's Class SMA shares' performance from year to year, and the table compares the Fund's Class SMA shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 shares of the Fund had not commenced operations as of the calendar year ended December 31, 2014
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.voyainvestments.com/literature
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns Class SMA (as of December 31 of each year)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 7.52% and Worst quarter: 3rd 2008, -4.76% The Fund’s Class SMA shares’ year-to-date total return as of June 30, 2015: -0.39%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		rr_BarChartReturnsForClassNotOfferedInProspectus	Class R6 shares and Class SMA shares of the Fund would have substantially similar performance because they invest in the same portfolio of securities. However, Class R6 shares’ performance would be lower than Class SMA shares’ performance because of the lower expenses paid by Class SMA shares.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Class R6 Shares | Voya Investment Grade Credit Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	[1],[2]	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1],[3]	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.61%
1 Yr		rr_ExpenseExampleYear01	$ 62
3 Yrs		rr_ExpenseExampleYear03	195
5 Yrs		rr_ExpenseExampleYear05	340
10 Yrs		rr_ExpenseExampleYear10	762
1 Yr		rr_ExpenseExampleNoRedemptionYear01	62
3 Yrs		rr_ExpenseExampleNoRedemptionYear03	195
5 Yrs		rr_ExpenseExampleNoRedemptionYear05	340
10 Yrs		rr_ExpenseExampleNoRedemptionYear10	$ 762
Class R6 Shares | Voya Investment Grade Credit Fund | Class SMA
Risk/Return:		rr_RiskReturnAbstract
2005		rr_AnnualReturn2005
2006		rr_AnnualReturn2006
2007		rr_AnnualReturn2007
2008		rr_AnnualReturn2008	(2.06%)
2009		rr_AnnualReturn2009	17.46%
2010		rr_AnnualReturn2010	7.11%
2011		rr_AnnualReturn2011	5.54%
2012		rr_AnnualReturn2012	8.13%
2013		rr_AnnualReturn2013	1.42%
2014		rr_AnnualReturn2014	8.66%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.39%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.52%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.76%)
1 Yr		rr_AverageAnnualReturnYear01	8.66%
5 Yrs		rr_AverageAnnualReturnYear05	6.14%
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	6.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jun. 08, 2007
Class R6 Shares | Voya Investment Grade Credit Fund | After tax on distributions | Class SMA
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	6.15%
5 Yrs		rr_AverageAnnualReturnYear05	4.27%
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	4.81%
Class R6 Shares | Voya Investment Grade Credit Fund | After tax on distributions with sale | Class SMA
Risk/Return:		rr_RiskReturnAbstract
1 Yr		rr_AverageAnnualReturnYear01	4.87%
5 Yrs		rr_AverageAnnualReturnYear05	4.04%
10 Yrs		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	4.26%
Class R6 Shares | Voya Investment Grade Credit Fund | Barclays U.S. Corporate Index
Risk/Return:		rr_RiskReturnAbstract
1 Yr	[4]	rr_AverageAnnualReturnYear01	7.46%
5 Yrs	[4]	rr_AverageAnnualReturnYear05	6.49%
10 Yrs	[4]	rr_AverageAnnualReturnYear10
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	6.57%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The portion of the management fee attributable to the advisory services is 0.40% and the portion of the management fee attributable to the administrative services is 0.10%.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The index returns do not reflect deductions for fees, expenses, or taxes.